Nuveen Select Tax-Free Income Portfolio
Portfolio of Investments June 30, 2022
(Unaudited)
NXP
nfi
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.0%
X 664,899,317 MUNICIPAL BONDS - 98.2%
X 664,899,317
Arizona - 3.3%
$ 2,030 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Series 2020B, 4.000%, 7/01/47
7/30 at 100.00 AA $ 1,998,860
85 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 3.000%,
7/01/22, 144A
No Opt. Call BB 85,000
255 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F, 3.000%,
7/01/26
No Opt. Call AA- 254,064
350 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 4.000%,
7/01/22
No Opt. Call AA- 350,000
1,950 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
1/23 at 100.00 AA 1,952,223
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/51, 144A
7/31 at 100.00 N/R 787,470
2,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 5.000%, 1/01/38
1/27 at 100.00 AA- 2,109,940
1,950 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series
2016, 5.000%, 7/01/37
7/26 at 100.00 AA- 2,094,944
1,250 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A, 5.000%, 7/01/34
7/25 at 100.00 A1 1,307,525
2,925 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 A1 3,084,939
5,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A1 5,202,450
500 Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A, 5.000%, 7/01/39
7/29 at 100.00 A3 538,480
2,410 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call A3 2,591,039
21,705 Total Arizona 22,356,934
Arkansas - 0.3%
6,555 Arkansas Development Finance Authority, Tobacco Settlement Revenue
Bonds, Arkansas Cancer Research Center Project, Series 2006, 0.000%,
7/01/46 - AMBAC Insured
No Opt. Call Aa2 2,080,426
California - 18.8%
11,000 Alhambra Unified School District, Los Angeles County, California, General
Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/41
- AGC Insured
No Opt. Call AA 4,983,000
4,245 Anaheim City School District, Orange County, California, General
Obligation Bonds, Election 2002 Series 2007, 0.000%, 8/01/31 - AGM
Insured
No Opt. Call AA 3,057,504

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series 1997C:
$ 2,840 0.000%, 9/01/30 - AGM Insured No Opt. Call AA $ 2,106,456
5,760 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 3,341,261
6,740 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA (4) 4,290,549
3,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2013S-4, 5.000%, 4/01/38, (Pre-refunded 4/01/23)
4/23 at 100.00 A1 (4) 3,076,440
120 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 103,784
2,310 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/33, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- (4) 2,383,943
1,630 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 Aa3 1,684,214
5,490 California State, General Obligation Bonds, Refunding Various Purpose
Series 2022, 4.000%, 4/01/42
4/32 at 100.00 N/R 5,499,333
2,645 Cypress Elementary School District, Orange County, California, General
Obligation Bonds, Series 2009A, 0.000%, 5/01/34 - AGM Insured
No Opt. Call AA 1,690,446
2,440 Eureka Unified School District, Humboldt County, California, General
Obligation Bonds, Series 2002, 0.000%, 8/01/27 - AGM Insured
No Opt. Call AA 2,094,935
Folsom Cordova Unified School District, Sacramento
County, California, General Obligation Bonds, School
Facilities Improvement District 4, Series 2007A:
3,290 0.000%, 10/01/24 - NPFG Insured No Opt. Call Aa2 3,095,627
2,275 0.000%, 10/01/28 - NPFG Insured No Opt. Call Aa2 1,843,273
6,080 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
0.000%, 6/01/28 - AMBAC Insured, (ETM)
No Opt. Call Aa3 (4) 5,214,330
6,060 Grossmont Union High School District, San Diego County, California,
General Obligation Bonds, Series 2006, 0.000%, 8/01/25 - NPFG
Insured
No Opt. Call Aa2 5,599,622
1,495 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/33 - FGIC Insured
No Opt. Call Aa2 985,698
4,055 Kern Community College District, California, General Obligation Bonds,
Series 2003A, 0.000%, 3/01/28 - FGIC Insured
No Opt. Call Aa2 3,391,926
1,000 Moreno Valley Unified School District, Riverside County, California,
General Obligation Bonds, Refunding Series 2007, 0.000%, 8/01/23 -
NPFG Insured
No Opt. Call A+ 975,700
3,480 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (5)
8/35 at 100.00 Aa1 3,141,013
450 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call A 556,299
11,985 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2002, Series 2007C, 0.000%,
8/01/32 - AGM Insured
No Opt. Call AA 8,272,766
1,250 Ontario International Airport Authority, California, Revenue Bonds, Series
2021A, 5.000%, 5/15/46 - AGM Insured
5/31 at 100.00 AA 1,348,688
1,195 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, Series 2003, 0.000%, 8/01/28 - AGM Insured
No Opt. Call AA 1,001,099

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Palomar Pomerado Health, California, General Obligation
Bonds, Capital Appreciation, Election of 2004, Series
2007A:
$ 4,620 0.000%, 8/01/24 - NPFG Insured No Opt. Call A2 $ 4,335,916
3,000 0.000%, 8/01/25 - NPFG Insured No Opt. Call A2 2,713,140
8,790 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/29 - AMBAC Insured
No Opt. Call AA- 6,947,177
12,240 Placentia-Yorba Linda Unified School District, Orange County, California,
Certificates of Participation, Series 2006, 0.000%, 10/01/34 - FGIC
Insured, (ETM)
No Opt. Call A1 (4) 8,233,603
1,500 Placer Union High School District, Placer County, California, General
Obligation Bonds, Series 2004C, 0.000%, 8/01/32 - AGM Insured
No Opt. Call AA 1,036,425
Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Election 2008 Series 2009A:
8,000 0.000%, 8/01/32 No Opt. Call Aa2 5,638,080
8,000 0.000%, 8/01/33 No Opt. Call Aa2 5,390,560
3,940 Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds,
Combined Whitewater and 1984 Project Areas, Series 2003A, 0.000%,
4/01/35 - NPFG Insured
No Opt. Call A+ 2,349,107
2,755 Sacramento City Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM Insured
No Opt. Call A2 2,537,603
3,510 San Diego Association of Governments, California, South Bay Expressway
Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 A 3,757,666
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B:
1,210 5.000%, 7/01/38, (AMT) 7/29 at 100.00 A+ 1,278,559
1,305 5.000%, 7/01/39, (AMT) 7/29 at 100.00 A+ 1,376,670
4,325 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, WSIP, Series 2017A, 5.000%, 11/01/42, (Pre-
refunded 11/01/24)
11/24 at 100.00 Aa2 (4) 4,614,862
2,110 Sierra Sands Unified School District, Kern County, California, General
Obligation Bonds, Election of 2006, Series 2006A, 0.000%, 11/01/28 -
FGIC Insured
No Opt. Call AA 1,705,070
6,025 Simi Valley Unified School District, Ventura County, California, General
Obligation Bonds, Series 2007C, 0.000%, 8/01/30
No Opt. Call AA 4,530,981
1,150 Woodside Elementary School District, San Mateo County, California,
General Obligation Bonds, Election of 2005, Series 2007, 0.000%,
10/01/30 - AMBAC Insured
No Opt. Call AAA 866,640
163,315 Total California 127,049,965
Colorado - 6.3%
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/22, 144A
No Opt. Call N/R 502,215
150 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 138,252
540 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 BBB+ 484,531
5,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/47
12/27 at 100.00 A+ 5,353,900
2,000 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2020A, 4.000%, 11/15/45
11/30 at 100.00 AA+ 1,994,280

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado State, Certificates of Participation, Rural Series
2020A:
$ 3,135 4.000%, 12/15/37 12/30 at 100.00 Aa2 $ 3,118,322
445 4.000%, 12/15/38 12/30 at 100.00 Aa2 439,148
5,805 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+ 5,918,546
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
5,140 0.000%, 9/01/24 - NPFG Insured No Opt. Call A 4,847,431
8,350 0.000%, 9/01/29 - NPFG Insured No Opt. Call A 6,463,067
1,295 0.000%, 9/01/32 - NPFG Insured No Opt. Call A 868,828
4,475 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 2,854,782
12,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2006A, 0.000%, 9/01/38 - NPFG Insured
9/26 at 54.77 A 5,706,375
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2020A:
715 5.000%, 9/01/36 9/30 at 100.00 A 798,605
1,095 5.000%, 9/01/40 9/24 at 100.00 A 1,143,202
Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A:
1,000 5.000%, 12/01/33 12/25 at 100.00 A 1,067,110
620 5.000%, 12/01/35 12/25 at 100.00 A 660,777
52,765 Total Colorado 42,359,371
Connecticut - 5.7%
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 2.625%, 7/01/51
7/31 at 100.00 N/R 1,313,320
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity College, Series 2021S:
3,000 4.000%, 6/01/46 12/31 at 100.00 A+ 2,872,650
1,745 4.000%, 6/01/51 12/31 at 100.00 A+ 1,645,884
1,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45
6/26 at 100.00 AA- 1,038,030
1,395 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA- 1,376,572
5,100 Connecticut State, General Obligation Bonds, Green Series 2014G,
5.000%, 11/15/31
11/24 at 100.00 Aa3 5,356,122
4,290 Connecticut State, General Obligation Bonds, Refunding Series 2012E,
5.000%, 9/15/32, (Pre-refunded 9/15/22)
9/22 at 100.00 Aa3 (4) 4,320,974
3,500 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/26
No Opt. Call Aa3 3,855,180
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2013A:
3,475 5.000%, 10/01/30 10/23 at 100.00 AA- 3,584,775
2,490 5.000%, 10/01/33 10/23 at 100.00 AA- 2,563,430
1,625 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 AA- 1,695,281
5,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 4.000%, 5/01/37
5/31 at 100.00 AA- 5,019,550
3,000 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%,
11/01/42, (Pre-refunded 11/01/24)
11/24 at 100.00 Aa2 (4) 3,202,470

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 750 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 3/15/31
3/26 at 100.00 Aa3 $ 805,958
38,370 Total Connecticut 38,650,196
District of Columbia - 2.6%
1,975 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Subordinate Lien Series 2012A, 5.000%, 10/01/25
10/22 at 100.00 AA+ 1,989,694
2,710 Metropolitan Washington Airports Authority, D.C, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44
10/29 at 100.00 A- 2,485,395
1,500 Metropolitan Washington Airports Authority, D.C, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-refunded
10/01/26) - AGC Insured
10/26 at 100.00 AA (4) 1,758,420
2,000 Metropolitan Washington Airports Authority, D.C, Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A- 2,270,120
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A:
2,680 5.000%, 10/01/29, (AMT) No Opt. Call Aa3 2,987,664
2,115 5.000%, 10/01/46, (AMT) 10/31 at 100.00 Aa3 2,254,104
1,070 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 AA 1,045,946
2,500 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45
7/30 at 100.00 AA 2,744,175
16,550 Total District of Columbia 17,535,518
Florida - 2.9%
1,040 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/47, (AMT)
10/27 at 100.00 A1 1,073,821
3,690 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A
8/22 at 102.00 N/R 3,653,985
1,255 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
7/22 at 100.00 N/R 1,240,856
1,545 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/47,
(AMT)
10/27 at 100.00 A1 1,599,647
1,500 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 A2 1,528,020
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 A 5,189,450
2,000 Miami-Dade County, Florida, General Obligation Bonds, Build Better
Communities Program, Series 2013A, 5.000%, 7/01/30
7/25 at 100.00 AA 2,148,560
Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer
Center and Research Institute, Series 2020B:
2,705 4.000%, 7/01/45 7/30 at 100.00 A2 2,557,442
470 5.000%, 7/01/50 7/30 at 100.00 A2 490,262
19,205 Total Florida 19,482,043

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia - 0.5%
$ 3,665 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 AA+ $ 3,550,872
Guam - 1.9%
7,250 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB 7,545,365
1,740 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.250%, 7/01/25
7/23 at 100.00 A- 1,778,558
1,460 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 1,512,487
1,875 Guam Power Authority, Revenue Bonds, Refunding Series 2022A, 5.000%,
10/01/41 , (WI/DD, Settling 7/07/22)
10/32 at 100.00 N/R 1,923,938
12,325 Total Guam 12,760,348
Hawaii - 0.1%
645 Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%,
7/01/35, (AMT)
7/30 at 100.00 Aa3 657,442
Idaho - 1.5%
10,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 5.000%, 3/01/44
3/24 at 100.00 A- 10,151,900
Illinois - 9.4%
3,615 Board of Trustees of Southern Illinois University, Housing and Auxiliary
Facilities System Revenue Bonds, Series 1999A, 0.000%, 4/01/23 - NPFG
Insured
No Opt. Call Baa2 3,538,724
2,050 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 2,164,554
1,790 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 BB 1,849,786
725 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB 783,522
3,900 Chicago Board of Education, Illinois, General Obligation Bonds, Series
1999A, 0.000%, 12/01/28 - FGIC Insured
No Opt. Call Baa2 3,030,651
55 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/28 -
FGIC Insured
No Opt. Call Baa2 42,740
880 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+ 945,419
4,490 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
HealthCare, Series 2013, 5.000%, 8/15/43, (Pre-refunded 8/15/22)
8/22 at 100.00 AA+ (4) 4,508,499
520 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 6.000%, 7/01/43
7/23 at 100.00 A- 538,023
6,200 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/23
No Opt. Call BBB 6,379,118
2,500 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 4.000%, 1/01/39
7/29 at 100.00 AA- 2,468,325
1,000 Kankakee & Will Counties Community Unit School District 5, Illinois,
General Obligation Bonds, Series 2006, 0.000%, 5/01/23 - AGM Insured
No Opt. Call Aa3 984,520
1,000 Kendall, Kane, and Will Counties Community Unit School District 308
Oswego,  Illinois, General Obligation Bonds, Series 2008, 0.000%,
2/01/24 - AGM Insured
No Opt. Call A2 964,620

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
$ 1,720 0.000%, 12/15/29 - NPFG Insured No Opt. Call BBB+ $ 1,291,342
765 0.000%, 6/15/30 No Opt. Call BBB+ 560,569
45 0.000%, 6/15/30, (ETM) No Opt. Call N/R (4) 35,413
2,500 0.000%, 12/15/30 - NPFG Insured No Opt. Call BBB+ 1,789,675
17,195 0.000%, 12/15/31 - NPFG Insured No Opt. Call BBB+ 11,709,107
1,350 0.000%, 6/15/35 - NPFG Insured No Opt. Call BBB+ 770,742
15,000 0.000%, 12/15/36 - NPFG Insured No Opt. Call BBB+ 7,877,700
2,000 0.000%, 6/15/37 - NPFG Insured No Opt. Call BBB+ 1,021,540
9,370 0.000%, 6/15/39 - NPFG Insured No Opt. Call BBB+ 4,258,571
5,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015, 5.000%, 3/01/28
3/25 at 100.00 A 5,325,100
620 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A- 643,281
84,290 Total Illinois 63,481,541
Indiana - 2.2%
1,600 Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks
Project, Series 2008B, 0.000%, 6/01/30 - AGM Insured
No Opt. Call AA 1,210,656
2,040 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 AA 2,104,444
5,060 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 N/R 4,719,259
5,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2015A, 5.000%, 10/01/45
10/24 at 100.00 AA 5,160,050
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E,
0.000%, 2/01/24 - AMBAC Insured
No Opt. Call AA 965,370
1,000 Zionsville Community Schools Building Corporation, Boone County,
Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 7/15/28 - AGM
Insured
No Opt. Call AA 829,610
15,700 Total Indiana 14,989,389
Iowa - 0.2%
1,165 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 N/R 1,197,317
Kentucky - 0.1%
805 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 0.000%, 7/01/43 (5)
7/31 at 100.00 Baa2 865,890
Louisiana - 0.3%
1,870 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 AA 2,013,840
Massachusetts - 4.6%
2,230 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2016BB-1, 5.000%, 10/01/46
10/26 at 100.00 AA- 2,363,488
3,000 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2, 5.000%, 7/01/43
7/28 at 100.00 A 3,146,640
4,600 Massachusetts Development Finance Agency, Revenue Bonds, Olin
College, Series 2013E, 5.000%, 11/01/43
11/23 at 100.00 A 4,661,824

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 4,500 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System, Series 2014M-4, 5.000%, 7/01/44, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- (4) $ 4,647,645
600 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 A- 541,344
5,950 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/49, (Pre-refunded
2/15/26)
2/26 at 100.00 AA+ (4) 6,535,361
Massachusetts State, Transportation Fund Revenue Bonds,
Rail Enhancement & Accelerated Bridge Programs, Series
2017A:
2,115 5.000%, 6/01/42 6/27 at 100.00 AA+ 2,270,770
2,415 5.000%, 6/01/47 6/27 at 100.00 AA+ 2,577,046
2,180 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Green Series 2016C, 5.000%, 8/01/40, (Pre-refunded
8/01/26)
8/26 at 100.00 AA+ (4) 2,416,029
1,000 Newburyport, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan, Refunding Series 2013, 4.000%, 1/15/30
1/23 at 100.00 AAA 1,006,990
University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2014-1:
480 5.000%, 11/01/39 11/24 at 100.00 AA 502,037
255 5.000%, 11/01/39, (Pre-refunded 11/01/24) 2020 F1 11/24 at 100.00 N/R (4) 272,029
210 5.000%, 11/01/39, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R (4) 224,024
220 5.000%, 11/01/39, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R (4) 234,381
29,755 Total Massachusetts 31,399,608
Michigan - 0.7%
385 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 Aa2 404,292
4,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2016-I, 5.000%, 4/15/35
10/26 at 100.00 Aa2 4,281,840
4,385 Total Michigan 4,686,132
Missouri - 2.1%
7,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT)
3/29 at 100.00 A2 7,231,770
Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1:
1,165 0.000%, 4/15/23 - AMBAC Insured No Opt. Call AA 1,149,354
5,000 0.000%, 4/15/30 - AMBAC Insured No Opt. Call AA- 3,933,800
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth , Series 2013A, 5.000%, 11/15/38
11/23 at 100.00 A2 2,047,260
15,165 Total Missouri 14,362,184
Nebraska - 1.0%
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
545 4.125%, 11/01/36 11/25 at 100.00 A 546,155
2,700 5.000%, 11/01/45 11/25 at 100.00 A 2,761,209

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
$ 250 5.000%, 7/01/26 7/25 at 100.00 BBB $ 263,835
305 5.000%, 7/01/27 7/25 at 100.00 BBB 320,290
500 Platte County School District 001, Columbus Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2014, 5.000%,
12/15/39, (Pre-refunded 6/15/24)
6/24 at 100.00 Aa3 (4) 529,060
2,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Green Series 2021B, 5.000%, 7/15/51
7/31 at 100.00 Aa1 2,214,680
6,300 Total Nebraska 6,635,229
Nevada - 0.7%
1,710 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/37
9/27 at 100.00 A- 1,785,086
3,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/34
12/24 at 100.00 Aa1 3,170,310
4,710 Total Nevada 4,955,396
New Hampshire - 0.3%
2,250 New Hampshire Business Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2003, 3.125%,
8/01/24, (AMT)
No Opt. Call A- 2,231,460
New Jersey - 6.1%
3,495 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/37
1/24 at 100.00 A+ 3,562,419
940 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 -
AGM Insured, (AMT)
1/24 at 100.00 AA 957,456
3,230 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/23
No Opt. Call Baa1 3,350,317
2,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 Baa1 (4) 2,274,240
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding Series
2015A:
305 5.000%, 7/01/28 - AGM Insured 7/25 at 100.00 AA 321,436
260 5.000%, 7/01/29 - AGM Insured 7/25 at 100.00 AA 273,346
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
4,900 0.000%, 12/15/28 - AMBAC Insured No Opt. Call Baa1 3,888,591
35,000 0.000%, 12/15/34 - AGM Insured No Opt. Call AA 21,427,000
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/29
6/25 at 100.00 Baa1 2,091,780
New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2021A:
690 4.000%, 1/01/42 1/31 at 100.00 A+ 690,090
2,400 4.000%, 1/01/51 1/31 at 100.00 A+ 2,345,352
55,220 Total New Jersey 41,182,027

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico - 0.9%
$ 1,000 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 4.000%, 7/01/43
7/30 at 100.00 AA $ 1,002,580
1,000 Farmington Municipal School District 5, San Juan County, New Mexico,
General Obligation Bonds, School Building Series 2015, 5.000%,
9/01/28
9/25 at 100.00 Aa3 1,077,030
3,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
7/22 at 100.00 N/R 3,006,780
1,035 University of New Mexico, Revenue Bonds, Refunding & Improvement
Subordinate Lien Series 2016A, 4.500%, 6/01/36
6/26 at 100.00 AA- 1,089,079
6,035 Total New Mexico 6,175,469
New York - 2.6%
10,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 4.000%, 3/15/46
9/30 at 100.00 AA+ 9,752,000
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019A-1, 5.000%,
11/15/48, (Mandatory Put 11/15/24)
No Opt. Call A3 2,089,420
1,100 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2002D-1, 5.000%, 11/01/27
11/22 at 100.00 A3 1,112,705
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2012F, 5.000%, 11/15/26
11/22 at 100.00 A3 2,523,700
1,260 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2015
Series HH, 5.000%, 6/15/37
6/25 at 100.00 AA+ 1,335,839
1,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/24
No Opt. Call B- 992,740
17,860 Total New York 17,806,404
Ohio - 0.8%
690 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 628,652
1,020 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 961,952
250 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 224,103
3,685 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien, Current Interest Series
2013A-1, 5.000%, 2/15/48, (Pre-refunded 2/15/23)
2/23 at 100.00 Aa3 (4) 3,761,537
3,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R 3,750
8,645 Total Ohio 5,579,994

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 0.2%
$ 1,230 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38
8/28 at 100.00 Baa3 $ 1,144,859
Oregon - 3.0%
1,505 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/36
6/27 at 100.00 AA+ 1,645,702
1,000 Beaverton, Oregon, Special Revenue Bonds, Series 2020A, 4.000%,
6/01/37
6/30 at 100.00 Aa3 1,035,890
60 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 Aa1 65,264
Clackamas County Hospital Facility Authority, Oregon,
Senior Living Revenue Bonds, Willamette View Project,
Series 2017A:
515 4.000%, 11/15/23 No Opt. Call N/R 515,721
500 5.000%, 11/15/52 11/25 at 102.00 N/R 471,695
1,000 Lake Oswego, Oregon, General Obligation Bonds, Series 2013, 5.000%,
6/01/26
6/23 at 100.00 AAA 1,029,340
385 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/22
No Opt. Call BB+ 386,879
3,000 Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A,
4.000%, 7/01/41, (Pre-refunded 7/01/27)
7/27 at 100.00 Aa2 (4) 3,229,260
2,000 Oregon Facilities Authority, Revenue Bonds, Willamette University,
Refunding Series 2016B, 5.000%, 10/01/40
10/26 at 100.00 BBB 2,077,220
5,325 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/44
1/32 at 100.00 N/R 5,219,032
750 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 AA+ 835,823
Yamhill County, Oregon, Revenue Bonds, George Fox
University Project, Refunding Series 2021:
1,500 4.000%, 12/01/36 12/31 at 100.00 N/R 1,476,180
2,725 4.000%, 12/01/41 12/31 at 100.00 N/R 2,623,167
20,265 Total Oregon 20,611,173
Pennsylvania - 2.2%
1,500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47, (Mandatory Put 4/01/21)
4/31 at 100.00 N/R 1,191,870
5,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
State System of Higher Education, Refunding Series 2016AT-1, 5.000%,
6/15/31
6/26 at 100.00 Aa3 5,351,250
7,425 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2015A, 5.000%, 7/01/40, (Pre-refunded 7/01/24)
7/24 at 100.00 A+ (4) 7,862,481
750 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2020B, 3.000%, 9/01/40 - AGM
Insured
9/30 at 100.00 AA 648,218
14,675 Total Pennsylvania 15,053,819
Puerto Rico - 2.0%
945 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.250%, 7/01/31 - AMBAC Insured
No Opt. Call N/R 956,803

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NXP
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 3,550 4.750%, 7/01/53 7/28 at 100.00 N/R $ 3,419,751
2,730 5.000%, 7/01/58 7/28 at 100.00 N/R 2,690,333
6,500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 6,120,205
13,725 Total Puerto Rico 13,187,092
South Carolina - 0.4%
1,500 Richland County School District 2, South Carolina, General Obligation
Bonds, Refunding Series 2012B, 3.050%, 5/01/27, (Pre-refunded
5/01/23)
5/23 at 100.00 Aa1 (4) 1,516,740
1,270 South Carolina Transportation Infrastructure Bank, Revenue Bonds,
Refunding Series 2015A, 2.900%, 10/01/25
10/24 at 100.00 Aa3 1,283,830
2,770 Total South Carolina 2,800,570
South Dakota - 0.2%
1,000 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/35
11/25 at 100.00 AA- 1,032,430
Tennessee - 0.1%
795 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%,
1/01/45, (Pre-refunded 1/01/23)
1/23 at 100.00 BBB+ (4) 808,602
Texas - 7.4%
4,675 Alamo Regional Mobility Authority, Texas, Vehicle Registration Fee
Revenue Bonds, Senior Lien Series 2016, 5.000%, 6/15/46, (Pre-
refunded 6/15/25)
6/25 at 100.00 AA+ (4) 5,054,797
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A:
110 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 119,031
85 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 91,979
240 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (4) 259,704
15,765 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Frst Tier Series 2013A, 5.500%, 4/01/53, (Pre-refunded 10/01/23)
10/23 at 100.00 A+ (4) 16,489,875
1,160 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 AA 1,192,155
2,500 Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding
Series 2017A, 4.000%, 10/01/35
10/27 at 100.00 AAA 2,573,150
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Junior Lien Series 2001H:
520 0.000%, 11/15/24 - NPFG Insured No Opt. Call Baa2 480,932
110 0.000%, 11/15/24 - NPFG Insured, (ETM) No Opt. Call Baa2 (4) 104,146
2,935 0.000%, 11/15/30 - NPFG Insured No Opt. Call Baa2 2,059,519
480 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call Baa2 (4) 370,560
1,405 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 Baa2 871,156
2,510 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 Baa2 1,179,700
12,480 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 Baa2 4,141,114
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Third Lien Series 2004A-3:
2,235 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 Baa2 1,259,489
4,230 0.000%, 11/15/35 - NPFG Insured 11/24 at 52.47 Baa2 1,983,109

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A:
$ 3,045 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 AA $ 1,672,679
8,110 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 AA 3,380,248
575 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/24 -
AMBAC Insured
No Opt. Call A 541,811
430 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
7/22 at 105.00 BB- 437,504
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Capital Appreciation Series 2008I:
290 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 AA (4) 318,968
2,000 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 A+ (4) 2,211,680
1,025 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/40
1/23 at 100.00 A+ 1,036,367
200 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2016A, 4.000%, 11/15/42
5/26 at 100.00 AA- 197,844
2,410 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A 2,162,541
69,525 Total Texas 50,190,058
Virgin Islands - 0.3%
1,645 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 1,662,075
Virginia - 0.5%
3,500 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/32 (5)
7/28 at 100.00 BBB+ 3,515,050
Washington - 4.7%
985 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/44, (AMT)
4/29 at 100.00 AA- 1,034,388
860 Snohomish County School District 306 Lakewood, Washington, General
Obligation Bonds, Series 2014, 5.000%, 12/01/28
6/24 at 100.00 Aaa 907,008
4,000 Washington Health Care Facilities Authority, Revenue Bonds, Catholic
Health Initiative, Series 2013A, 5.750%, 1/01/45, (Pre-refunded 1/01/23)
1/23 at 100.00 BBB+ (4) 4,081,080
1,600 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 BBB+ 1,635,424
4,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/32
10/22 at 100.00 AA- 4,025,400
8,390 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/58
7/31 at 100.00 Baa1 7,469,030
5,710 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/37
2/25 at 100.00 Aaa 6,020,510
2,060 Washington State, General Obligation Bonds, Various Purpose Series
2016A-1, 5.000%, 8/01/39
8/25 at 100.00 Aaa 2,188,214
2,535 Washington State, General Obligation Bonds, Various Purpose Series
2017A, 5.000%, 8/01/38
8/26 at 100.00 Aaa 2,724,415

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

NXP
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 2,115 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003F, 0.000%, 12/01/27 - NPFG Insured
No Opt. Call Aaa $ 1,758,284
32,255 Total Washington 31,843,753
West Virginia - 0.2%
1,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A (4) 1,551,405
Wisconsin - 1.1%
3,290 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
8/22 at 100.00 A3 3,297,501
3,855 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2016, 5.000%,
12/01/41
11/26 at 100.00 AA- 4,004,035
7,145 Total Wisconsin 7,301,536
$ 769,285 Total Municipal Bonds (cost $634,442,135) 664,899,317
Shares Description (1) Value
X 5,822,601 COMMON STOCKS - 0.8%
X 5,822,601
Independent Power and Renewable Electricity Producers - 0.8%
96,774 Energy Harbor Corp (7),(8),(9) $ 5,822,601
Total Common Stocks (cost $2,699,742) 5,822,601
Total Long-Term Investments (cost $637,141,877) 670,721,918
Other Assets Less Liabilities - 1.0% 6,522,797
Net Assets Applicable to Common Shares - 100% $ 677,244,715
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 664,899,317 $ – $ 664,899,317
Common Stocks – 5,822,601 – 5,822,601
Total
$ – $ 670,721,918 $ – $ 670,721,918

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns .
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds,FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 0.000%, 1/01/34.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.